UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cambium Capital Management, L.L.C.

Address:  6805 Morrison Boulevard
          Suite 450
          Charlotte, NC 28211


13F File Number: 28-11178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas M. Young
Title:    Managing Member
Phone:    704-731-5444


Signature, Place and Date of Signing:


/s/ Thomas M. Young                Charlotte, NC                 5/13/05
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $26,282
                                       (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                           FORM 13F INFORMATION TABLE



COLUMN 1                           COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                   TITLE                       VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS       CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MGRS     SOLE   SHARED  NONE
--------------                     --------       -----       -------- -------   --- ----   ----------  ----     ----   ------  ----
AK STL HLDGS CORP                 COM             001547108     160      14,500  SH         SOLE                 14,500
ALASKA COMMUNICATIONS SYS GR      COM             01167P101     417      41,500  SH         SOLE                 41,500
BANK OF AMERICA CORPORATION       COM             060505104   1,261      28,600  SH         SOLE                 28,600
BAXTER INTL INC                   COM             071813109   1,098      32,300  SH         SOLE                 32,300
BERKSHIRE HATHAWAY INC DEL        CL B            084670207   1,788         626  SH         SOLE                    626
BOEING CO                         COM             097023105     754      12,900  SH         SOLE                 12,900
BUCYRUS INTL INC NEW              CL A            118759109     426      10,900  SH         SOLE                 10,900
BURLINGTON RES INC                COM             122014103     901      18,000  SH         SOLE                 18,000
CAMECO CORP                       COM             13321L108     761      17,200  SH         SOLE                 17,200
CLEAN HARBORS INC                 COM             184496107   1,009      55,000  SH         SOLE                 55,000
CRYSTALLEX INT                    COM             22942F101     227      64,700  SH         SOLE                 64,700
DISNEY WALT CO                    COM DISNEY      254687106   1,075      37,400  SH         SOLE                 37,400
DU PONT E I DE NEMOURS & CO       COM             263534109   1,138      22,200  SH         SOLE                 22,200
DUKE ENERGY CORP                  COM             264399106     381      13,600  SH         SOLE                 13,600
ECHOSTAR COMMUNICATIONS NEW       CL A            278762109     898      30,700  SH         SOLE                 30,700
EDUCATION RLTY TR INC             COM             28140H104   1,076      64,700  SH         SOLE                 64,700
ENDOLOGIX INC                     COM             29266S106     161      28,000  SH         SOLE                 28,000
FORDING CDN COAL TR               TR UNIT         345425102   1,672      18,200  SH         SOLE                 18,200
GENENTECH INC                     COM NEW         368710406     725      12,800  SH         SOLE                 12,800
HALLIBURTON CO                    COM             406216101     865      20,000  SH         SOLE                 20,000
HILTON HOTELS CORP                COM             432848109   1,392      62,300  SH         SOLE                 62,300
INSTINET GROUP INC                COM             457750107     723     122,900  SH         SOLE                122,900
MEDTRONIC INC                     COM             585055106     341       6,700  SH         SOLE                  6,700
NASDAQ 100 TR                     UNIT SER 1      631100104   1,291      35,300  SH         SOLE                 35,300
NEWMONT MINING CORP               COM             651639106     731      17,300  SH         SOLE                 17,300
PAN AMERICAN SILVER CORP          COM             697900108     680      42,900  SH         SOLE                 42,900
SEPRACOR INC                      COM             817315104     735      12,800  SH         SOLE                 12,800
SPDR TR                           UNIT SER 1      78462F103     366       3,100  SH         SOLE                  3,100
SUNCOR ENERGY INC                 COM             867229106     985      24,500  SH         SOLE                 24,500
VALERO ENERGY CORP NEW            COM             91913Y100     366       5,000  SH         SOLE                  5,000
XM SATELLITE RADIO HLDGS INC      CL A            983759101   1,879      59,400  SH         SOLE                 59,400

                                                             26,282


04012.0001 #568416